LEASE - Lease liabilities (Details) R$ in Thousands	Jun. 30, 2022 BRL (R$)	Jan. 31, 2022 item	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)
Lease Liabilities
Present value of liabilities	R$ 5,996,145		R$ 5,893,194	R$ 5,191,760
Number of leased ships available for chartering from third parties | item		2
Lands and farms
Lease Liabilities
Average rate - % p.a.	12.37%
Present value of liabilities	R$ 3,300,626
Machines and equipment
Lease Liabilities
Average rate - % p.a.	11.22%
Present value of liabilities	R$ 178,156
Buildings
Lease Liabilities
Average rate - % p.a.	10.38%
Present value of liabilities	R$ 61,971
Ships and boats
Lease Liabilities
Average rate - % p.a.	11.39%
Present value of liabilities	R$ 2,453,977
Vehicles
Lease Liabilities
Average rate - % p.a.	10.04%
Present value of liabilities	R$ 1,415